AMOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
Disclosure Amounts Receivable [Abstract]
AMOUNTS RECEIVABLE [Text Block]

NOTE 6 - AMOUNTS RECEIVABLE

As at December 31, 2022 and 2021, amounts receivables consisted of the following:

	December 31, 2022	December 31, 2021
	$	$
Trade receivables, net of expected credit losses	3,561,765	1,441,601
Sales tax recoverable	-	36,211
Income tax receivable	-	20,000
	3,561,765	1,497,812

During the year ended December 31, 2022, the Company recorded no provision for expected credit losses against trade receivables (2021 - $134,083).